Document and Entity Information	9 Months Ended
Mar. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Kimber Resources Inc.
Entity Central Index Key	0001294662
Trading Symbol	kbx
Current Fiscal Year End Date	--06-30
Document Type	6-K
Document Period End Date	Mar 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3

Condensed consolidated interim statements of financial position (Unaudited) (CAD)	Mar. 31, 2012	Jun. 30, 2011
Current assets
Cash and cash equivalents	2,955,766	8,401,429
Trade and other receivables	2,070,086	1,078,794
Prepaid expenses	173,246	127,508
Total current assets	5,199,098	9,607,731
Equipment	596,045	549,084
Mineral interests	57,864,248	48,839,128
Total assets	63,659,391	58,995,943
Current liabilities
Trade and other payables	887,487	1,915,016
Total current liabilities	887,487	1,915,016
Equity
Share capital	82,235,232	74,543,371
Share option reserve	4,881,503	4,292,758
Warrant reserve	1,270,474	1,271,032
Deficit	(25,615,305)	(23,026,234)
Total equity	62,771,904	57,080,927
Total liabilities and equity	63,659,391	58,995,943

Condensed consolidated interim statements of net loss and comprehensive loss (Unaudited) (CAD)	3 Months Ended		9 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2011
Expenses
Amortization of equipment	6,248	3,695	13,094	12,197
Foreign exchange (gain) loss	(123,272)	75,779	26,212	128,196
General exploration	51,677	28,487	93,648	62,063
Investor relations	44,692	35,592	160,237	112,013
Office, insurance and miscellaneous	72,944	55,632	193,783	181,433
Legal, consulting and audit	168,283	103,274	455,325	358,079
Rent	59,999	53,681	171,597	156,018
Salaries and benefits	669,989	509,411	1,397,821	1,062,112
Transfer and filing fees	35,208	41,613	101,417	115,489
Travel and accommodation	14,721	6,624	44,166	24,747
Operating Expenses	1,000,489	913,788	2,657,300	2,212,347
Loss before other items	(1,000,489)	(913,788)	(2,657,300)	(2,212,347)
Other items
Finance income	9,751	18,980	57,706	24,483
Finance expense	(473)	(437)	(1,478)	(2,394)
Other income	3,870	1,814	12,001	13,317
Net loss and comprehensive loss	(987,341)	(893,431)	(2,589,071)	(2,176,941)
Loss per share, basic and diluted (in dollars per share)	(0.01)	(0.01)	(0.03)	(0.03)
Weighted average number of common shares outstanding, basic and diluted (in shares)	82,445,377	77,148,086	81,918,166	71,751,800

Condensed consolidated interim statements of changes in equity (Unaudited) (CAD)	Share Capital	Share option reserve	Warrant reserve	Deficit	Total
Balance at Jun. 30, 2010	63,556,255	3,630,073	523,106	(20,058,823)	47,650,611
Balance (in shares) at Jun. 30, 2010	68,010,586
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss and total comprehensive loss for the period				(2,176,941)	(2,176,941)
Shares issued on placement of common shares	12,059,405		659,595		12,719,000
Shares issued on placement of common shares (in shares)	9,085,000
Share issue costs	(1,028,621)		(56,262)		(1,084,883)
Broker warrants issued on public offering	(146,081)		146,081
Shares issued on exercise of stock options	50,457	(16,332)			34,125
Shares issued on exercise of stock options (in shares)	52,500
Share-based compensation		518,531			518,531
Balance at Mar. 31, 2011	74,491,415	4,132,272	1,272,520	(22,235,764)	57,660,443
Balance (in shares) at Mar. 31, 2011	77,148,086
Balance at Jun. 30, 2011	74,543,371	4,292,758	1,271,032	(23,026,234)	57,080,927
Balance (in shares) at Jun. 30, 2011	77,185,086
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss and total comprehensive loss for the period				(2,589,071)	(2,589,071)
Shares issued on offering of common shares	8,096,000				8,096,000
Shares issued on offering of common shares (in shares)	5,060,000
Share issue costs	(655,867)				(655,867)
Shares issued on exercise of stock options	244,420	(77,306)			167,114
Shares issued on exercise of stock options (in shares)	211,101
Shares issued on exercise of warrants	7,308		(558)		6,750
Shares issued on exercise of warrants (in shares)	3,750
Share-based compensation		666,051			666,051
Balance at Mar. 31, 2012	82,235,232	4,881,503	1,270,474	(25,615,305)	62,771,904
Balance (in shares) at Mar. 31, 2012	82,459,937

Condensed consolidated interim statements of cash flows (Unaudited) (CAD)	3 Months Ended		9 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2011
Operating activities
Net loss and comprehensive loss	(987,341)	(893,431)	(2,589,071)	(2,176,941)
Items not involving cash
Amortization of equipment	6,248	3,695	13,094	12,197
Finance expense	473	437	1,478	2,394
Finance income	(9,751)	(18,980)	(57,706)	(24,483)
Foreign exchange loss (gain)	(112,539)	76,517	91,684	161,808
Share-based compensation	388,850	328,025	666,051	518,531
Gain on sale of equipment				(11,503)
Net changes in non-cash working capital items
Trade and other receivables	(14,843)	21,821	11,129	(18,704)
Prepaid expenses	(67,264)	(95,934)	(18,124)	(35,739)
Trade and other payables	(38,270)	(66,284)	(31,881)	(50,424)
Net Cash Provided by (Used in) Operating Activities, Continuing Operations, Total	(834,437)	(644,134)	(1,913,346)	(1,622,864)
Investing activities
Interest received	9,751	18,980	57,706	24,483
Purchase of equipment	(47,190)	(29,912)	(131,480)	(99,911)
Proceeds on disposal of equipment				12,613
Expenditures on mineral interests	(2,749,546)	(1,066,373)	(11,093,068)	(2,647,368)
Net Cash Provided by (Used in) Investing Activities, Continuing Operations, Total	(2,786,985)	(1,077,305)	(11,166,842)	(2,710,183)
Financing activities
Interest paid	(473)	(437)	(1,478)	(2,394)
Common shares issued by offerings			8,096,000	12,719,000
Common shares issued for cash - options	16,250		167,114	34,125
Common shares issued for cash - warrants			6,750
Share issuance costs		(199,997)	(655,867)	(1,084,883)
Net Cash Provided by (Used in) Financing Activities, Continuing Operations, Total	15,777	(200,434)	7,612,519	11,665,848
Effect of exchange rates on cash	4,296	(73,079)	22,006	(153,733)
Increase (decrease) in cash and cash equivalents	(3,601,349)	(1,994,952)	(5,445,663)	7,179,068
Cash and cash equivalents, beginning of period	6,557,115	13,734,513	8,401,429	4,560,493
Cash and cash equivalents, end of period	2,955,766	11,739,561	2,955,766	11,739,561
Cash and cash equivalents are comprised of
Cash	2,106,331	3,604,540	2,106,331	3,604,540
Canadian treasury bills	849,435	7,213,911	849,435	7,213,911
US treasury bills		921,110		921,110
Cash and Cash Equivalents, at Carrying Value	2,955,766	11,739,561	2,955,766	11,739,561

Description of business and continuing operations	9 Months Ended
Mar. 31, 2012
Business Description and Continuing Operations [Abstract]
Description of business and continuing operations
1.	Description of business and continuing operations

Kimber Resources Inc. (“Kimber” or the “Company”) is incorporated in British Columbia, Canada, and is involved in the acquisition and exploration of mineral right interests in Mexico.

The head office, principal address and registered and records office of the Company are located at Suite 215 - 800 West Pender Street, Vancouver, BC V6C 2V6.

At the date of these condensed consolidated interim financial statements, Kimber has not yet determined whether any of its mineral rights contain economically recoverable mineral reserves. Accordingly, the carrying amount of mineral interests represents cumulative expenditures incurred to date and does not necessarily reflect present or future values. The recovery of these costs is dependent upon the discovery of economically recoverable mineral reserves and the ability of Kimber to obtain the necessary financing to complete their exploration and development and to resolve any environmental, regulatory, or other constraints.

Although Kimber has taken steps to verify title to the properties in which it has an interest, in accordance with industry standards for properties in the exploration stage, these procedures do not guarantee Kimber’s title. Property title may be subject to unregistered prior agreements and non-compliance with regulatory requirements.

These condensed consolidated interim financial statements have been prepared on a going concern basis, which assumes that Kimber will continue in operations for the forseeable future and be able to realize its assets and discharge its liabilities in the normal course of business. Kimber does not generate cash flows from operations and accordingly, Kimber will need to raise additional funds through future issuance of securities. Although Kimber has been successful in raising funds in the past, there can be no assurance Kimber will be able to raise sufficient funds in the future, in which case Kimber may be unable to meet its obligations as they come due in the normal course of business. If Kimber cannot raise funds, its mining properties may be joint ventured, optioned, sold or abandoned.

Kimber has not determined whether any of its properties contain mineral reserves that are economically recoverable. It is not possible to predict whether financing efforts will be successful or if Kimber will attain profitable level of operations. Since inception, Kimber has incurred cumulative losses of $25,615,305 as at March 31, 2012 (June 30, 2011 - $23,026,234) and a net loss of for the nine months ended March 31, 2012 of $2,589,071 (2011 - $2,176,941). These factors may cast significant doubt regarding Kimber’s ability to continue as a going concern. Should Kimber be unable to realize its assets and discharge its liabilities in the normal course of business, the net realizable value of its assets may be materially less than the amounts on the balance sheet.

The condensed consolidated interim financial statements are presented in Canadian dollars and all values are rounded to the nearest dollar except where otherwise indicated.

Basis of preparation	9 Months Ended
Mar. 31, 2012
Basis Of Preparation [Abstract]
Basis of preparation
2.	Basis of preparation

(a)	Statement of compliance

These condensed consolidated interim financial statements including comparatives are unaudited and have been prepared in accordance with IAS 34, Interim Financial Reporting (“IAS 34”) using accounting policies consistent with the International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”) and the IFRS Interpretations Committee.

These are the Company’s third IFRS interim consolidated financial statements for part of the period covered by the Company’s first IFRS consolidated annual financial statements for the year ending June 30, 2012 and the accounting policies used reflect those policies the Company expects to adopt in its financial statements for the year ending June 30, 2012. These condensed consolidated interim financial statements should be read in conjunction with the Company’s 2011 annual consolidated financial statements under Canadian generally accepted accounting principles (“GAAP”) and the condensed consolidated interim financial statements for the quarter ended September 30, 2011, and in consideration of the IFRS transition disclosures included in Note 14. Previously, the Company prepared its consolidated annual and consolidated interim financial statements in accordance with GAAP.

These condensed consolidated interim financial statements do not include all the necessary annual disclosure in accordance with IFRS. The Company has elected to exceed the minimum requirements in order to present additional disclosures required under IFRS, which also highlight the changes from the Company’s 2011 annual consolidated financial statements prepared in accordance with GAAP (Note 14). In fiscal 2013 and beyond, the Company may not provide the same amount of disclosure in the Company’s condensed consolidated interim financial statements under IFRS as the reader will be able rely on the annual consolidated financial statements which will be prepared in accordance with IFRS.

(b)	Basis of presentation

The financial statements have been prepared on the historical cost basis except for certain financial instruments, which are measured at fair value.

These consolidated financial statements include the accounts of Kimber, and its wholly-owned Mexican subsidiaries, Minera Monterde, S. de R.L de C.V., Minera Pericones, S.A. de C.V. and Kimber Resources de Mexico, S.A. de C.V.

(c)	Adoption of new and revised standards and interpretations

The IASB issued a number of new and revised International Accounting Standards, IFRS amendments and related interpretations which are effective for the Company’s financial year beginning on or after July 1, 2011. For the purpose of preparing and presenting the financial information for the relevant periods, the Company has consistently adopted all these new standards for the relevant reporting periods.

At the date of authorization of these financial statements, the IASB and the IFRS Interpretation Committee have issued the following new and revised Standards and Interpretations which are not yet effective for the relevant reporting periods:

(i)

The following five new Standards were issued by the IASB in May 2011, and are effective for annual periods beginning on or after January 1, 2013. Early application is permitted if all five Standards are adopted at the same time. The Company is assessing the impact of these standards.

	(1)	Consolidated financial statements

IFRS 10 Consolidated Financial Statements (“IFRS 10”) will replace existing guidance on consolidation in IAS 27 Consolidated and Separate Financial Statements, and SIC 12 Consolidation – Special Purpose Entities. The portion of IAS 27 that deals with separate financial statements will remain. IFRS 10 changes the definition of control, such that the same consolidation criteria will apply to all entities. The revised definition focuses on the need to have both “power” and “variable returns” for control to be present. Power is the current ability to direct the activities that significantly influence returns. Variable returns can be positive, negative or both. IFRS 10 requires continuous assessment of control of an investee in line with any changes in facts and circumstances.

	(2)	Joint arrangements

IFRS 11 Joint Arrangements (“IFRS 11”) will replace IAS 31 Interests in Joint Ventures, and SIC 13 Jointly Controlled Entities – Non-monetary Contributions by Venturers. IFRS 11 defines a joint arrangement as an arrangement where two or more parties contractually agree to share control. Joint control exists only when the decisions about activities that significantly affect the returns of an arrangement require the unanimous consent of the parties sharing control. The focus is not solely on the legal structure of joint arrangements, but rather on how the rights and obligations are shared by the parties to the joint arrangement. IFRS 11 eliminates the existing policy choice of proportionate consolidation for jointly controlled entities. In addition, the Standard categorizes joint arrangements as either joint operations or joint ventures.

	(3)	Disclosure of interests in other entities

IFRS 12 Disclosure of Interests in Other Entities (“IFRS 12”) is the new Standard for disclosure requirements for all forms of interests in other entities, including subsidiaries, joint arrangements, associates and unconsolidated structured entities. Matters covered include information about the significant judgments and assumptions that any entity has made in determining whether it has control, joint control or significant influence over another entity.

	(4)	Separate financial statements

IAS 27 Separate Financial Statements (“IAS 27”) has been updated to require an entity presenting separate financial statements to account for those investments at cost or in accordance with IFRS 9 Financial Instruments. The amended IAS 27 excludes the guidance on the preparation and presentation of consolidated financial statements for a group of entities under the control of a parent currently within the scope of the current IAS 27 Consolidated and Separate Financial Statements that is replaced by IFRS 10.

	(5)	Investments in associates and joint ventures

 IAS 28 Investments in Associates and Joint Ventures (“IAS 28”) has been revised and it is to be applied by all entities that are investors with joint control of, or significant influence over, an investee. The scope of IAS 28 Investments in Associates does not include joint ventures.

(ii)

IFRS 13 Fair Value Measurement (“IFRS 13”) was issued by the IASB in May 2011, and is effective for annual periods beginning on or after January 1, 2013. Early application is permitted. IFRS 13 was issued to remedy the inconsistencies in the requirements for measuring fair value and for disclosing information about fair value measurement in various current IFRSs. IFRS 13 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, i.e. an exit price. The Company is assessing the impact of this standard.

(iii)	On June 16, 2011, the IASB issued amendments to two previously released standards. They are as follows:

IAS 1, Presentation of Financial Statements (‘‘IAS 1’’) The IASB has amended IAS 1 to require additional disclosures for items presented in other comprehensive income (‘‘OCI’’) on a before-tax basis and requires items to be grouped and presented in OCI based on whether they are potentially reclassifiable to profit or loss subsequently (i.e. items that may be reclassified and those that will not be reclassified to profit or loss). This amendment is effective for annual periods beginning on or after July 1, 2012 and requires full retrospective application. The Company will apply this amendment beginning the first quarter of its 2013 fiscal year and has yet to assess the impact to its consolidated financial statements.

(iv)

On May 12, 2011, the IASB issued four new standards, all of which are applicable to annual reporting periods beginning on or after January 1, 2013. The Company has yet to assess the impact of these standards on its consolidated financial statements and related note disclosures. The following is a list and description of these standards:

IFRS 7, Financial Instruments: Disclosures (‘‘IFRS 7’’) On October 7, 2010, the IASB amended IFRS 7 to require additional disclosures regarding transfers of financial assets. This amendment is effective for annual periods beginning on or after July 1, 2011. The adoption of the amendment to IFRS 7 had no impact on the Company’s condensed consolidated interim financial statements.

IFRS 9, Financial Instruments (‘‘IFRS 9’’) On November 12, 2009, the IASB issued IFRS 9 to replace IAS 39, Financial Instruments: Recognition and Measurement

(‘‘IAS 39’’). IFRS 9 addresses the classification and measurement of financial assets. IFRS 9 was subsequently reissued on October 28, 2010, incorporating new requirements on accounting for financial liabilities. IFRS 9 is effective for annual periods beginning on or after January 1, 2015. The Company is monitoring the impact of the proposed standard change and the initial application of this IFRS is expected to impact the classification of a number of financial assets which will require disclosure in the financial statement notes.

(v)

IFRIC 20 Stripping Costs in the Production Phase of a Surface Mine ("IFRIC 20") was issued by the IASB in October 2011 and is effective for annual periods beginning on or after January 1, 2013. Early application is permitted. IFRIC 20 was issued to address the accounting for costs associated with waste removal in surface mining ("stripping costs"). The interpretation clarifies when production stripping should lead to the recognition of an asset and how the asset should be measured, both initially and in subsequent periods."

Summary of significant accounting policies	9 Months Ended
Mar. 31, 2012
Accounting Policies [Abstract]
Summary of significant accounting policies
3.	Summary of significant accounting policies

(a)	Basis of consolidation

These condensed consolidated interim financial statements include the financial statements of the Company and its controlled subsidiaries. Control is achieved when the Company has the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities.

The results of subsidiaries acquired or disposed of during the period are included in the consolidated statement of comprehensive loss from the effective date of control or up to the effective date of loss of control, as appropriate.

All intercompany transactions, balances, income and expenses are eliminated in full on consolidation.

Non-controlling interests in the net assets of consolidated subsidiaries are identified separately from the Company’s equity therein. Non-controlling interests consist of the amount of those interests at the date of the original business combination and the non-controlling interests’ share of changes in equity since the date of the combination. Losses applicable to the non-controlling interests in excess of their interest in the subsidiary’s equity are allocated against the interests of the Company except to the extent that the non-controlling interests have a binding obligation and are able to make an additional investment to cover the losses.

(b)	Significant accounting judgments and estimates

The preparation of these financial statements requires management to make judgments and estimates and form assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of expenses during the reporting period. On an ongoing basis, management evaluates its judgments and estimates in relation to assets, liabilities and expenses. Management uses historical experience and various other factors it believes to be reasonable under the given circumstances as the basis for its judgments and estimates. Actual outcomes may differ from these estimates under different assumptions and conditions.

The most significant estimates relate to depreciation of equipment, recoverability of trade and other receivables, valuation of deferred income tax amounts, impairment of mineral interests, calculation of share-based payments and the determination of environmental obligations.

The most significant judgments relate to recoverability of capitalized amounts, recognition of deferred tax assets and liabilities, the determination of functional currency, the determination of the economic viability of a project and going concern.

Segmented information	9 Months Ended
Mar. 31, 2012
Segment Reporting [Abstract]
Segmented information
4. Segmented information

At March 31, 2012 the Company has one reportable operating segment, being mineral exploration.

An operating segment is defined as a component of the Company:

  that engages in business activities from which it may earn revenues and incur expenses;

  whose operating results are reviewed regularly by the entity’s chief operating decision maker; and

  for which discrete financial information is available.

The Company operates in two geographical areas, being Canada, and Mexico. The following is an analysis of the Company’s assets by geographical area and reconciled to the Company’s consolidated financial statements:

	March 31,	June 30,
	2012	2011
	$	$
Assets by geographic segment, at cost		(Note 14)
Canada
Current assets	3,125,135	8,503,709
Equipment	75,768	49,782
	3,200,903	8,553,491

Mexico
Current assets	2,073,964	1,104,022
Equipment	520,276	499,302
Mineral interests	57,864,248	48,839,128
	60,458,488	50,442,452
	63,659,391	58,995,943

Loss per share	9 Months Ended
Mar. 31, 2012
Earnings Per Share [Abstract]
Loss per share
5. Loss per share

The calculation of basic and diluted loss per share for the relevant periods is based on the following data:

	Nine months ended March 31,
	2012	2011

Net loss attributable to shareholders the purpose of basic and diluted loss per share	$2,589,071	$2,176,941

Weighted average number of shares for the purpose of basic and diluted loss per share	81,918,166	71,751,800

All outstanding stock options and warrants were anti-dilutive for the relevant periods.

Trade and other receivables	9 Months Ended
Mar. 31, 2012
Receivables [Abstract]
Trade and other receivables

6.            Trade and other receivables

Trade and other receivables are comprised primarily of IVA value added tax credits refundable from the Government of Mexico which is currently calculated as 16% of expenditures in Mexico. Though Kimber has been experiencing delays in obtaining IVA refunds, Kimber has been receiving IVA refunds on an ongoing basis and expects to continue to recover outstanding amounts. As at March 31, 2012, IVA of $220,414 (June 30, 2011; $180,910) has been outstanding for more than one year. All other receivables are aged within one year. On May 8, 2012, Kimber received an IVA refund of $408,252.

	March 31,	June 30,
	2012	2011
	$	$

IVA tax receivable	2,012,283	1,009,003
HST receivable	52,060	58,928
Other receivables	5,743	10,863
	2,070,086	1,078,794

Equipment	9 Months Ended
Mar. 31, 2012
Property, Plant and Equipment [Abstract]
Equipment
7. Equipment

					Office
	Camp and	Camp	Computer	Computer	fixtures and
	equipment	vehicles	equipment	software	equipment	Total
	$	$	$	$	$	$
Cost

At July 1, 2010	511,382	222,726	181,117	70,178	79,241	1,064,644
Additions	67,232	59,899	14,394	2,653	495	144,673
Disposals	(12,632)	(76,933)	(15,906)	(468)	-	(105,939)
At June 30, 2011	565,982	205,692	179,605	72,363	79,736	1,103,378
Additions	60,034	13,738	36,285	20,290	1,133	131,480
Disposals	(14,369)	-	(28,675)	-	-	(43,044)
At March 31, 2012	611,647	219,430	187,215	92,653	80,869	1,191,814

Amortization

At July 1, 2010	203,205	148,998	108,187	66,486	39,808	566,684
Amortization for the year	38,755	32,399	25,236	2,400	6,466	105,256
Disposals	(12,629)	(88,643)	(16,374)	-	-	(117,646)
At June 30, 2011	229,331	92,754	117,049	68,886	46,274	554,294
Amortization for the period	30,723	29,681	16,208	3,592	4,315	84,519
Disposals	(14,369)	-	(28,675)	-	-	(43,044)
At March 31, 2012	245,685	122,435	104,582	72,478	50,589	595,769

Net book values

At June 30, 2011	336,651	112,938	62,556	3,477	33,462	549,084
At March 31, 2012	365,962	96,995	82,633	20,175	30,280	596,045

Mineral interests	9 Months Ended
Mar. 31, 2012
Mineral Interests Disclosure [Abstract]
Mineral interests
8. Mineral interests

Kimber’s mineral interests relate to mineral rights for the Monterde property located in the State of Chihuahua, Mexico.

Kimber holds mineral rights to the Pericones and Setago properties in State of Estado de Mexico, Mexico and the State of Chihuahua, Mexico. All expenditures on these two properties have been written off or expensed previously.

During the nine month period ended March 31, 2012 Kimber capitalized $9,025,120 of costs to mineral interests (nine months to March 31, 2011; $2,964,596).

Schedule of Mineral Interests
		Expenditures		Expenditures
	March 31,	during the	June 30,	during the	July 1,
MEXICO	2012	period	2011	period	2010
	$	$	$	$	$

Monterde Property
Acquisition	3,257,567	142,813	3,114,754	103,845	3,010,909

Exploration
Amortization	796,048	71,378	724,670	89,621	635,049
Assays	5,513,124	1,229,336	4,283,788	482,902	3,800,886
Drilling	19,794,877	4,621,852	15,173,025	2,042,686	13,130,339
Engineering	4,076,742	600,945	3,475,797	809,735	2,666,062
Environmental study	1,574,032	149,660	1,424,372	93,805	1,330,567
Field, office	2,549,787	534,595	2,015,192	575,186	1,440,006
Geological, geophysical	8,892,556	746,343	8,146,213	998,730	7,147,483
Legal	929,482	75,365	854,117	98,939	755,178
Maps, reports, reproductions	1,310,706	81,931	1,228,775	96,523	1,132,252
Metallurgy	1,219,811	166,105	1,053,706	167,429	886,277
Road and drill site construction	2,276,745	91,155	2,185,590	142,763	2,042,827
Salaries and wages	986,867	71,936	914,931	93,388	821,543
Scoping study	25,482	-	25,482	-	25,482
Socioeconomic studies	65,301	-	65,301	-	65,301
Stakeholder costs	69,174	-	69,174	-	69,174
Supplies	2,620,515	324,616	2,295,899	287,170	2,008,729
Travel, accommodation	1,905,432	117,090	1,788,342	109,045	1,679,297
	54,606,681	8,882,307	45,724,374	6,087,922	39,636,452
Total mineral interests	57,864,248	9,025,120	48,839,128	6,191,767	42,647,361

Monterde Property

The Monterde Property consists of the Monterde concessions, the contiguous El Coronel concessions and staked concessions. The entire Monterde Property comprises of 35 mineral concessions totalling 29,296 hectares in the Sierra Madre in the State of Chihuahua, Mexico.

Monterde concessions

Kimber owns a 100% interest in the Monterde concessions having acquired the concessions by payment of total consideration of $1,477,043 (US$1,129,900).

El Coronel concessions

Kimber owns a 100% interest in the El Coronel mineral concessions by having made total payments of $1,206,958 (US$1,000,000).

Staked concessions

Kimber has a 100% interest in concessions that were staked adjacent to the Monterde concessions and El Coronel concessions. There are no payment obligations for these staked concessions aside from semi-annual taxes.

Pericones and Setago Properties

The Pericones Property is located approximately 160 southwest of Mexico City and covers 11,890 hectares. The Setago Property lies approximately 24 kilometres to the west of Monterde and covers 10,069 hectares. Expenditures on both these properties were impaired in previous periods.

Share-based payments	9 Months Ended
Mar. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Share-based payments
9. Share-based payments

(a)	Share capital

At March 31, 2012, the Company had 82,459,937 (June 30, 2011; 77,185,086) common shares issued and outstanding. The Company is authorized to issue an unlimited number of common shares at no par value.

(b)	Stock option plan

On December 12, 2007, the shareholders of Kimber approved the adoption of a new 2007 Stock Option Plan that allows for the grant of stock options up to 10% of the issued and outstanding common shares from time to time, less the number of stock options outstanding under Kimber’s former 2002 Stock Option Plan. On December 8, 2010, the shareholders of Kimber reapproved this plan with some minor amendments.

The exercise price is generally set at the closing price on the last trading date preceding the date of their grant and vests in accordance with the determination of the Board of Directors, generally one third on the date of grant and an additional third at the end of each nine month period thereafter.

The Compensation Committee determines and makes recommendations to the Board of Directors as to the recipients of, and nature and size of, share-based compensation awards in compliance with applicable securities law, stock exchange and other regulatory requirements.

There were 1,790,000 options issued during the nine months ended March 31, 2012. The weighted average fair value of the options issued during the nine months ended March 31, 2012 was estimated at $0.54 per option, and for nine months ended March 31, 2011 was estimated at $0.71 per option at the grant date using the Black-Scholes option pricing model. The weighted average assumptions used for the calculation were:

	Nine months	Nine months
	ended	ended
	March 31,	March 31,
	2012	2011

Risk free interest rate	1.06%	1.86%
Expected life	2.55 years	2.88 years
Expected volatility (i)	80%	80%
Expected dividend per share	$Nil	$Nil

(i)	Expected volatility has been based on historical volatility of the Company’s publicly trade shares.

The total share-based compensation calculated for the nine months ended March 31, 2012 was $666,051 (2011 - $518,531). The full share-based compensation expense of $666,051 (2011 - $518,531) has been allocated to salaries and benefits.

The total share-based compensation calculated for the three months ended March 31, 2012 was $388,850 (2011 - $328,025). The full share-based compensation expense of $388,850 (2011 - $328,025) has been allocated to salaries and benefits.

(c)	Outstanding stock options

The following is a summary of option transactions under the Company’s stock option plan:

	Nine months ended			Year ended
		March 31,		June 30,
		2012		2011
		Weighted		Weighted
		average		average
	Number of	exercise	Number of	exercise
	options	price	options	price
		$		$

Balance, beginning of period	5,466,325	$1.14	4,705,715	$1.09
Options granted	1,790,000	$1.14	1,175,000	$1.38
Options exercised	(211,101)	$0.79	(79,500)	$0.72
Options forfeited	(73,649)	$1.30	(124,890)	$0.95
Options expired	(349,610)	$2.35	(210,000)	$1.61
Balance, end of period	6,621,965	$1.08	5,466,325	$1.14

The following table summarizes information about stock options outstanding and exercisable at March 31, 2012:

	Options outstanding		Options exercisable
		Weighted		Weighted
		average	Options	average
		remaining	outstanding	remaining
Exercise	Options	contractual	and	contractual
price	outstanding	life (years)	exercisable	life (years)
$

$1.95	400,000	0.03	400,000	0.03
$0.85	25,000	0.47	25,000	0.47
$0.86	400,000	0.50	400,000	0.50
$0.78	400,000	0.67	400,000	0.67
$0.79	400,000	0.87	400,000	0.87
$0.65	1,121,215	1.83	1,121,215	1.83
$1.15	1,015,110	2.87	1,015,110	2.87
$1.38	1,050,140	3.86	735,140	3.86
$1.60	20,500	4.19	20,500	4.19
$1.27	75,000	4.62	25,000	4.62
$1.03	650,000	4.79	166,666	4.79
$1.19	1,065,000	4.87	300,000	4.87
	6,621,965	2.81	5,008,631	2.22
Weighted average exercise price	$1.08		$1.05

Weighted average share price for options exercised during the nine months ended March 31, 2012 was $1.59.

On April 12, 2012, 400,000 options granted on April 12, 2007 with a strike price of $1.95 expired.

(d)	Warrants

The continuity of warrants for the nine months ended March 31, 2012 and the year ended June 30, 2011 is as follows:

		Weighted		Weighted
		average		average
	Warrants	exercise		remaining
	outstanding	price	Expiry date	life (years)
		$

Balance, July 1, 2010	2,000,000	1.80	September 24, 2011 (i)	0.24
Issued	4,542,500	1.80	December 23, 2012	1.48
Issued	544,050	1.40	December 23, 2012	1.48
Expired	(2,541)	1.80
Exercised	(10,000)	1.80
Balance, June 30, 2011	7,074,009	1.77		1.13
Expired	(1,997,459)	1.80
Exercised	(3,750)	1.80
Balance, March 31, 2012	5,072,800	1.76		0.98

(i) On September 13, 2010, Kimber announced the extension of the expiry date of the warrants issued in connection with its private placement financing which closed on September 24, 2008. The expiry date of the warrants to purchase 1,997,459 common shares at a purchase price of $1.80 per share expiring on September 24, 2010 was extended to September 24, 2011. The value attributed to the warrant extension was not material. These warrants were unexercised and expired on September 24, 2011.

Capital risk management	9 Months Ended
Mar. 31, 2012
Capital Risk Management Disclosure [Abstract]
Capital risk management
10.   Capital risk management

The capital structure of Kimber consists of equity attributable to common shareholders comprising share capital, share option reserve, warrant reserve and deficit. Total capital as at March 31, 2012 was $62,771,904 (June 30, 2011 - $57,080,927). Kimber has no externally imposed capital requirements.

Kimber’s objectives when managing capital are to ensure, to the extent possible, there are adequate capital resources to safeguard Kimber’s ability to continue as a going concern, maintain adequate levels of funding to support the acquisition, exploration and development of mineral properties, maintain investor, creditor and market confidence to sustain future development of the business, and provide returns to shareholders and benefits for other stakeholders.

Financial instruments	9 Months Ended
Mar. 31, 2012
Fair Value Disclosures [Abstract]
Financial instruments
  11.   Financial instruments

(a)	Categories of financial instruments

		March 31,	June 30,
	Classification	2012	2011
		$	$
Financial assets
Cash and cash equivalents	Loans and receivables	2,955,766	8,401,429
Trade and other receivables	Loans and receivables	2,070,086	1,078,794
Total financial assets		5,025,852	9,480,223

Financial liabilities
Trade and other payables	Other liabilities	887,487	1,915,016
Total financial liabilities		887,487	1,915,016

(b)	Fair value

The fair value of the Company’s financial instruments approximates their carrying value as at March 31, 2012 because of the demand nature or short-term maturity of these instruments.

(c)	Financial risk management objectives and policies

The Company’s financial instruments include cash and cash equivalents, trade and other receivables and trade and other payables. The risks associated with these financial instruments and the policies on how to mitigate these risks are set out below. Management manages and monitors these exposures to ensure appropriate measures are implemented on a timely and effective manner.

(i) Currency risk

The operating results and financial position of Kimber are reported in Canadian dollars. Certain of Kimber’s financial instruments and transactions are denominated in currencies other than the Canadian dollar. The results of Kimber’s operations are subject to currency transaction and translation risk.

Kimber’s exploration and some administration costs are incurred in Mexico and are denominated in Mexican pesos or U.S. dollars. The fluctuation of the U.S. dollar and Mexican peso in relation to the Canadian dollar will consequently impact Kimber’s operating results and may affect the value of Kimber’s assets and the amount of equity. Kimber does not currently hedge its exposure to foreign exchange movements.

The majority (2012 - 63%; 2011 - 69%) of Kimber’s net monetary assets are held in Canadian dollars. A 5% change in the U.S. dollar and Mexican peso will affect Kimber as is indicated in the following table.

	March 31,
	2012	2011
	$	$
Change in loss
United States dollar	10,305	178,035
Mexican pesos	89,529	2,283

The major component of Kimber’s net monetary assets held in foreign currency were IVA receivable held in Mexican pesos at March 31, 2012 and cash held in US$ at March 31, 2011.

At March 31, 2012, $2.017 million of Kimber’s monetary assets (IVA receivable) were held in Mexican pesos. This amount was translated to Canadian dollars at the quarter end closing rate.

At the comparable period March 31, 201, $3.566 million of Kimber’s monetary assets (cash and cash equivalents) were held in US dollars. This amount was translated to Canadian dollars at the quarter end closing rate.

(ii)	Credit risk

Credit risk is the risk of financial loss to the Company if a counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Company’s cash and cash equivalents and trade and other receivable. The maximum risk exposure is limited to their carrying amounts at the balance sheet date. Cash and cash equivalents are held as cash deposits or invested in Treasury bills with various maturity dates. Kimber does not invest in asset-backed securities and does not expect any credit losses. Kimber periodically assesses the quality of its deposits.

Trade and other receivable consist primarily of paid value added tax recoverable (“IVA”) from the Mexican Government for Mexican expenditures. Kimber regularly reviews the collectability of its amounts receivable. At March 31, 2012, Kimber is experiencing delays in obtaining these refunds although during the quarter ended March 31, 2012 a refund of $83,813 relating to the quarter ended December 31, 2010 were received. There is no indication at this time that the IVA amounts will not be collected in full (Note 6). On May 8, 2012, Kimber received an IVA refund of $408,252.

(iii)	Liquidity risk

Liquidity risk is the risk that Kimber may not be able to meet its financial obligations as they become due (Note 1). Kimber ensures that there is sufficient cash and cash equivalents to meet its business requirements on a timely basis. Kimber prepares regular budgets which are approved by the Board of Directors and also prepares cash flow forecasts on a regular basis.

The following table details Kimber’s expected remaining contractual maturities for its financial liabilities. The table is based on the undiscounted cash flows of financial liabilities based on the earliest date on which Kimber can be required to satisfy the liabilities.

	Less than
	1 month	1-3 months	Total
	$	$	$
At March 31, 2012
Trade and other payables	670,558	216,929	887,487

At June 30, 2011
Trade and other payables	1,631,757	283,259	1,915,016

Supplemental cash flow information	9 Months Ended
Mar. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Supplemental cash flow information
12.   Supplemental cash flow information

Non-cash financing and investing activities

In the nine months ended March 31, 2012 and 2011, the Company incurred the following non-cash investing and financing transactions:

	Nine months ended March 31,
	2012	2011
	$	$
Amortization capitalized to mineral interests	71,378	65,865
Transfer of share option reserve upon exercise of stock options	77,306	16,332
Transfer of warrants reserve upon exercise of warrants	558	-

Commitments for expenditure	9 Months Ended
Mar. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments for expenditure
13.   Commitments for expenditure

Operating lease

Kimber leases its premises in Vancouver under an operating lease which expires on December 31, 2012. At March 31, 2012, the Company is obligated to make $29,480 in basic rental payments under the lease for the three months ended June 30, 2012 and $62,235 for the six months ended December 31, 2012. In addition Kimber has the obligation to pay its proportionate share of operating costs and taxes for the building.

First time adoption of IFRS	9 Months Ended
Mar. 31, 2012
New Accounting Pronouncements and Changes In Accounting Principles [Abstract]
First time adoption of IFRS
14.   First time adoption of IFRS

The Company has adopted IFRS on July 1, 2011 with a transition date of July 1, 2010. Under IFRS 1, First Time Adoption of International Financial Reporting Standards, the IFRS are applied retrospectively at the transition date with all adjustments to assets and liabilities as stated under GAAP taken to accumulated deficit unless certain exemptions are applied.

The accounting policies set out in Note 3 of the condensed consolidated interim financial statements for the quarter ended September 30, 2011, have been applied in preparing these condensed consolidated interim financial statements. In Note 14 of the September 30, 2011, condensed consolidated interim financial statements, the Company reported the impact of the transition to IFRS at July 1, 2010 and June 30, 2011. There were no changes to the reconciliations previously recorded.

Presented below are reconciliations prepared by the Company to reconcile to IFRS the equity, net loss and cash flows of the Company from those reported under GAAP:

(a)	Total equity

The following is a reconciliation of the Company’s total equity reported in accordance to GAAP to its total equity under IFRS as at March 31, 2011:

						Total
			Share option	Warrant		shareholders'
	Note	Share capital	reserve	reserve	Deficit	equity
		$	$	$	$	$
As reported under GAAP		74,491,415	5,359,650	-	(22,190,622)	57,660,443
Share-based payments	(i)	-	45,142	-	(45,142)
Reclassifications	(ii)	-	(1,272,520)	1,272,520	-	-
As reported under IFRS		74,491,415	4,132,272	1,272,520	(22,235,764)	57,660,443

(b)	Total comprehensive loss

		Three months	Nine months
		ended	ended
		March 31,	March 31,
	Note	2011	2011
		$	$
Net loss and total comprehensive loss for the period under GAAP		937,767	2,195,231
Adjustments for differing accounting treatments:
Share-based payments	(i)	(44,336)	(18,290)
Total loss and comprehensive loss for the period under IFRS		893,431	2,176,941

(c)	Cash flows

The adoption of IFRS has had no impact on the net cash flows of the Company. The changes made to the statements of financial position and statements of consolidated comprehensive loss have resulted in reclassifications of various amounts on the statements of cash flows, however as there have been no changes to the net cash flows, no reconciliations have been presented. Under IFRS, the Company is presenting cash interest received as an investing activity and cash interest paid as a financing activity, whereas these were included as an operating activity under GAAP.

Notes to the IFRS reconciliation above:

(i)	Share-based payments

IFRS requires each tranche of a share-based award with different vesting dates to be considered a separate grant for purpose of fair value calculation, and the resulting fair value is amortized over the vesting period of the respective tranches. Furthermore, forfeiture estimates are recognized on the grant date and revised for actual forfeitures in subsequent periods.

Under GAAP, the fair value of share-based awards with graded vesting was calculated as one single grant and the resulting fair value was recognized on a straight-line basis over the longest vesting period. Forfeitures of awards were only recognized in the period the forfeiture occurred.

As a result, share-based compensation at July 1, 2010 was increased by $63,432, with the respective adjustments in share option reserve and deficit as at July 1, 2010.

During the three months ended March 31, 2011, share-based compensation was decreased by $44,336, with the respective adjustments in share option reserve and salaries and benefits expense.

During the nine months ended March 31, 2011, share-based compensation was decreased by $18,290, with the respective adjustments in share option reserve and salaries and benefits expense.

During the year ended June 30, 2011, share-based compensation was decreased by $6,387, with the respective adjustments in share option reserve and salaries and benefits expense.

(ii)	Reclassifications

Upon transition to IFRS, the Company has reclassified amounts relating to the fair value allocated to warrants previously included in contributed surplus to a separate warrant reserve.

As a result, as at March 31, 2011, $1,272,520 was reclassified from contributed surplus to the warrant reserve and as at June 30, 2011, $1,271,032 was reclassified to the warrant reserve.

Approval of the financial statements	9 Months Ended
Mar. 31, 2012
Approval Of Financial Statements Disclosure [Abstract]
Approval of the financial statements
15.   Approval of the financial statements

The interim consolidated financial statements of Kimber Resources Inc. for the nine months ended March 31, 2012 were approved and authorized for issue by the Board of Directors on May 10, 2012.